Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21.	SUBSEQUENT EVENTS

1) Litigation

On May 9, 2019, Tianjin Wuqing Bohai Printing Co., Ltd. ("Wuqing Bohai") filed an arbitration application with Beijing Arbitration Commission against Beijing Dehaier, claiming that Beijing Dehaier failed to pay for goods in accordance with purchase contracts entered into with Wuqing Bohai in 2017 and 2018 and requested Beijing Dehaier to pay Wuqing Bohai an amount of RMB119,770 (approximately $17,450), plus RMB10,000 (approximately $1,457) to cover the expenses of keeping goods that Beijing Dehaier failed to accept. On June 5, 2019, Beijing Dehaier submitted an answer to compliant, noting that it had not received some of the goods under the contracts and Wuqing Bohai failed to provide invoices for some of the goods allegedly received by Beijing Dehaier. Beijing Dehaier submitted that it should only be responsible for the purchase value of RMB48,450 (approximately $7,059). On March 6, 2020, the Beijing Arbitration Commission entered an award, ordering that Beijing Dehaier pay Wuqing Bohai the disputed amount of RMB119,770 (approximately $17,203) and an arbitration fee of RMB10,443 (approximately $1,500) by March 24, 2020 and dismissed other claims of Wuqing Bohai.

2) Equity Financing

On February 14, 2020, the Company consummated a registered direct offering of 2,590,000 Class A Common Shares and a concurrent private placement of warrants to purchase up to 2,590,000 Class A Common Shares with certain accredited investors. The purchase price per Class A Common Share in the registered direct offering was $0.85. The warrants sold in the concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $0.85 per share, subject to anti-dilution protections. On February 25, 2020, we consummated a second registered direct offering of 3,500,000 Class A Common Shares and a concurrent private placement of warrants to purchase up to 3,500,000 Class A Common Shares with the same accredited investors. The purchase price per Class A Common Share in the second registered direct offering was $0.70. The warrants sold in the second concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $0.70 per share, subject to anti-dilution protections. On March 2, 2020, we consummated a third registered direct offering of 4,900,000 Class A Common Shares and a concurrent private placement of warrants to purchase up to 4,900,000 Class A Common Shares with the same accredited investors. The purchase price per Class A Common Share in this registered direct offering was $0.70 per share. The warrants sold in the third concurrent private placement are exercisable for a period of five and one-half years upon issuance, at an initial exercise price of $0.70 per share, subject to anti-dilution protections.

The above equity financings, after deducting the placement agent's commissions and other expenses, generated net proceeds of approximately $7.2 million for the Company.

The following table presents the Company's balance sheet as of December 31, 2019 on a pro forma basis to give effect to the issuance and sale of 10,900,000 Class A Common Shares in the foregoing three registered direct offerings:

	As of December 31, 2019
	Audited		equity financing	Pro Forma
Cash and cash equivalents		$22,834	7,168,195	7,191,029
Total Current Liabilities		$3,233,112		3,233,112
Stockholders' equity	$
Class A Common Shares,		18,285	30,015	48,300
Class B Common Shares		30,345	-	30,345
Additional paid-in capital		40,833,249	7,138,180	47,971,429
Accumulated deficit		(44,607,198)		(44,607,198)
Accumulated other comprehensive income		2,436,530		2,436,530
Total shareholders' (deficit) equity		$(1,288,789)		5,879,406
Total capitalization		$(1,288,789)		5,879,406

3) Impact of COVID-19

On January 30, 2020, the World Health Organization ("WHO") announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the "COVID-19 outbreak") and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company's financial condition, liquidity, and future results of operations. Management is actively monitoring the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2020.

As a result of these events, the Company assessed the near-term operations, working capital, finances and capital formation opportunities, and implemented, in late December 2019 and early February 2020, a downsizing of our operations, including workforce reductions, reductions of salaried employee compensation and a reduction of hours worked to preserve cash resources, cut costs and focus the operations on customer-centric sales and project management activities. The extent to which COVID-19 will impact the business and financial results will depend on future developments, which are uncertain and cannot be predicted at this time.

The service was suspended due to restrictions and hospital closures except for essential services in February 2020 and recovered gradually in March 2020 as hospitals began to resume business.

4) Staff termination

In 2019, Beijing Dehaier and Lianluo Connection have terminated the employment of over 50 employees due to the business downturn. 34 of these former employees filed complaints with Beijing Changping District Employment Dispute Arbitration Commission and Beijing Shijingshan District Employment Dispute Arbitration Commission, respectively, claiming that Beijing Dehaier and Lianluo Connection failed to pay them, among others, certain salaries, overtime fees and compensations upon terminations. As of the date of this report, Beijing Dehaier and Lianluo Connection have entered into settlement agreements with 30 former employees and settled disputes through negotiations with the rest of these employees. The settlement amount was RMB2,435,582 (approximately $349,019) and has been recorded in the financial statements of the first quarter of 2020.

5) Debt Extension

As mentioned in Note 19 the Company has a borrowing of $931,450 due from Hangzhou Lianluo as of December 31, 2019. The loans due at February 1, 2020, March 6 and April 7, 2020, totaling $167,661, were extended, interest-free and without specific repayment date, which is based upon both parties' agreement as of the date of this report.

6) Change of CEO and Directors

On April 1, 2020, Mr. Ping Chen resigned from his positions as Chief Executive Officer and director of Lianluo Smart Limited (the "Company"), effectively immediately. Mr. Chen's resignation was due to personal reasons and not because of any disagreement with the Company on any matter relating to the Company's operations, policies or practices.

On the same date, the Board of Directors of the Company appointed Mr. Zhitao He as Chief Executive Officer of the Company. Mr. He has served as chairman and director of the Company since October 2016. The Board of Directors also appointed the Company's Interim Chief Financial Officer, Ms. Yingmei Yang, as a director to fill the vacancy created by Mr. Chen's resignation.

On April 24, 2020, Mr. Xiaogang Tong resigned from his positions as an independent director and member of each committee of the Board of Directors of Lianluo Smart Limited (the "Company"), effectively immediately. Mr. Tong's resignation was due to personal reasons and not because of any disagreement with the Company on any matter relating to the Company's operations, policies or practices.

On the same date, the Board of Directors of the Company appointed Mr. Fuya Zheng ("Mr. Zheng") as a director, member of each of Audit Committee, Compensation Committee and Nominating Committee and Chair of Audit Committee of the Company.